UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   30-Jan-01

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          126

Form 13F Information Table Value Total:      $161,064

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     3031 123400.000SH      SOLE                 1625.000        121775.000
                                                               120 4880.000 SH       DEFINED 0001091923                     4880.000
AOL Time Warner, Inc.          COM              00184A105       95 2969.000 SH       SOLE                                   2969.000
                                                               674 21000.000SH       DEFINED 0001091923                    21000.000
Abbott Laboratories            COM              002824100      624 11200.000SH       SOLE                                  11200.000
                                                               106 1900.000 SH       DEFINED 0001091923                     1900.000
American Express Co.           COM              025816109     1879 52650.223SH       SOLE                 1080.000         51570.223
                                                                16  455.000 SH       DEFINED 0001091923                      455.000
American Home Products         COM              026609107      353 5755.000 SH       SOLE                                   5755.000
American Intl Grp.             COM              026874107     5527 69606.001SH       SOLE                 1104.000         68502.001
                                                               192 2414.000 SH       DEFINED 0001091923                     2414.000
Amgen                          COM              031162100     5287 93670.000SH       SOLE                 1580.000         92090.000
                                                               196 3465.000 SH       DEFINED 0001091923                     3465.000
Anheuser-Busch Co.             COM              035229103     3538 78251.000SH       SOLE                 1460.000         76791.000
                                                               113 2500.000 SH       DEFINED 0001091923                     2500.000
Auto Data Processing           COM              053015103     1149 19500.000SH       SOLE                                  19500.000
                                                                82 1400.000 SH       DEFINED 0001091923                     1400.000
BP Amoco ADR                   COM              055622104       86 1842.000 SH       SOLE                                   1842.000
                                                               123 2646.000 SH       DEFINED 0001091923                     2646.000
Bancfirst Corp Ohio            COM                             442 18286.000SH       SOLE                                  18286.000
Bank New York, Inc.            COM              064057102     3362 82405.698SH       SOLE                 1770.000         80635.698
                                                                45 1100.000 SH       DEFINED 0001091923                     1100.000
Bank of America Corp.          COM              060505104      266 4231.000 SH       SOLE                                   4231.000
                                                              1461 23216.000SH       DEFINED 0001091923                    23216.000
Bellsouth Corp.                COM              079860102      574 15049.710SH       SOLE                                  15049.710
                                                               114 2987.000 SH       DEFINED 0001091923                     2987.000
Biogen Inc.                    COM              090597105     2901 50580.000SH       SOLE                  750.000         49830.000
                                                                46  800.000 SH       DEFINED 0001091923                      800.000
Bristol-Myers Squibb Co.       COM              110122108      537 10534.000SH       SOLE                                  10534.000
                                                                41  800.000 SH       DEFINED 0001091923                      800.000
Cintas Corp.                   COM              172908105     1400 29175.000SH       SOLE                                  29175.000
                                                               120 2500.000 SH       DEFINED 0001091923                     2500.000
Cisco Systems, Inc.            COM              17275R102     1160 64070.000SH       SOLE                                  64070.000
                                                                96 5295.000 SH       DEFINED 0001091923                     5295.000
Citigroup, Inc.                COM              172967101     7325 145098.996SH      SOLE                 2270.999        142827.997
                                                               124 2458.000 SH       DEFINED 0001091923                     2458.000
Coca Cola Company              COM              191216100      360 7627.806 SH       SOLE                                   7627.806
                                                               261 5532.000 SH       DEFINED 0001091923                     5532.000
Colgate Palmolive              COM              194162103     4176 72317.320SH       SOLE                 1250.000         71067.320
                                                                80 1390.000 SH       DEFINED 0001091923                     1390.000
Disney (Walt) Holding Co.      COM              254687106      210 10128.709SH       SOLE                                  10128.709
                                                                 6  300.000 SH       DEFINED 0001091923                      300.000
El Paso Corp.                  COM                            3459 77534.000SH       SOLE                 1598.000         75936.000
                                                               141 3162.000 SH       DEFINED 0001091923                     3162.000
Electronic Data Systems, Corp. COM              285661104     6829 99627.000SH       SOLE                 2030.000         97597.000
                                                               169 2465.000 SH       DEFINED 0001091923                     2465.000
Emerson Electric Company       COM              291011104      570 9990.000 SH       SOLE                                   9990.000
                                                                34  600.000 SH       DEFINED 0001091923                      600.000
Exxon Mobil Corp.              COM              30231G102      789 20078.000SH       SOLE                                  20078.000
                                                               445 11328.000SH       DEFINED 0001091923                    11328.000
Federal Express Corporation    COM              31428X106     1857 35785.000SH       SOLE                 1115.000         34670.000
                                                                26  500.000 SH       DEFINED 0001091923                      500.000
First Data                     COM              319963104     1861 23720.000SH       SOLE                                  23720.000
                                                                75  950.000 SH       DEFINED 0001091923                      950.000
Franklin Resources, Inc.       COM              354613101     2168 61455.166SH       SOLE                  915.000         60540.166
                                                                48 1350.000 SH       DEFINED 0001091923                     1350.000
General Electric Co.           COM              369604103     7440 185620.023SH      SOLE                 2300.000        183320.023
                                                               829 20695.000SH       DEFINED 0001091923                    20695.000
General Mills Inc.             COM              370334104      208 4000.000 SH       SOLE                                   4000.000
GlaxoSmithKline ADR            COM              37733W105     1717 34461.000SH       SOLE                                  34461.000
                                                               165 3303.000 SH       DEFINED 0001091923                     3303.000
Home Depot                     COM              437076102     8397 164609.000SH      SOLE                 3150.000        161459.000
                                                              1209 23698.000SH       DEFINED 0001091923                    23698.000
IBM Corp.                      COM              459200101      833 6883.000 SH       SOLE                                   6883.000
Intel Corp                     COM              458140100     5207 165561.166SH      SOLE                 3445.000        162116.166
                                                               239 7600.000 SH       DEFINED 0001091923                     7600.000
Jefferson Pilot Corp.          COM              475070108     3284 70966.218SH       SOLE                 1510.000         69456.218
                                                                51 1100.000 SH       DEFINED 0001091923                     1100.000
Johnson & Johnson              COM              478160104      284 4806.000 SH       SOLE                                   4806.000
                                                                30  500.000 SH       DEFINED 0001091923                      500.000
Kohls Corp.                    COM              500255104      150 2133.000 SH       SOLE                                   2133.000
                                                                60  850.000 SH       DEFINED 0001091923                      850.000
Kraft Foods, Inc.              COM              50075N104      413 12140.000SH       SOLE                  500.000         11640.000
Lilly Eli & Co.                COM              532457108     2843 36198.000SH       SOLE                  675.000         35523.000
                                                               177 2250.000 SH       DEFINED 0001091923                     2250.000
MDU Resources                  COM              552690109      233 8265.000 SH       SOLE                  200.000          8065.000
Marriott Intl Inc New CL A     COM              571903202      577 14187.000SH       SOLE                                  14187.000
McGraw-Hill Inc.               COM              580645109     4529 74264.905SH       SOLE                 1375.000         72889.905
                                                               102 1680.000 SH       DEFINED 0001091923                     1680.000
Medtronic Inc.                 COM              585055106      456 8900.000 SH       SOLE                                   8900.000
                                                                62 1217.000 SH       DEFINED 0001091923                     1217.000
Merck & Co.                    COM              589331107     1009 17155.000SH       SOLE                                  17155.000
                                                                 6  100.000 SH       DEFINED 0001091923                      100.000
Microsoft Corp.                COM              594918104     4051 61154.000SH       SOLE                 1015.000         60139.000
                                                               116 1750.000 SH       DEFINED 0001091923                     1750.000
Minnesota Mining & Mfg.        COM              604059105      310 2624.930 SH       SOLE                                   2624.930
                                                                12  100.000 SH       DEFINED 0001091923                      100.000
OM Group Inc.                  COM              670872100      599 9055.000 SH       SOLE                                   9055.000
                                                                 5   75.000 SH       DEFINED 0001091923                       75.000
Oracle Corporation             COM              68389X105     3830 277353.000SH      SOLE                 4250.000        273103.000
                                                               131 9475.000 SH       DEFINED 0001091923                     9475.000
Paychex, Inc.                  COM              704326107     1213 34810.000SH       SOLE                  175.000         34635.000
                                                                87 2500.000 SH       DEFINED 0001091923                     2500.000
PepsiCo Inc.                   COM              713448108     1113 22856.000SH       SOLE                  500.000         22356.000
                                                               532 10920.000SH       DEFINED 0001091923                    10920.000
Pfizer Inc.                    COM              717081103     6365 159732.000SH      SOLE                 3085.000        156647.000
                                                               472 11845.000SH       DEFINED 0001091923                    11845.000
Pitney-Bowes Inc.              COM              724479100      628 16700.000SH       SOLE                                  16700.000
                                                                90 2400.000 SH       DEFINED 0001091923                     2400.000
Procter & Gamble Co.           COM              742718109     1189 15022.000SH       SOLE                                  15022.000
                                                                95 1200.000 SH       DEFINED 0001091923                     1200.000
SBC Communications             COM              78387g103     2550 65108.616SH       SOLE                 1435.000         63673.616
                                                               194 4950.000 SH       DEFINED 0001091923                     4950.000
Safeway, Inc.                  COM              786514208      237 5680.000 SH       SOLE                                   5680.000
Schlumberger Ltd.              COM              806857108     3127 56910.269SH       SOLE                 1110.000         55800.269
                                                                36  655.000 SH       DEFINED 0001091923                      655.000
Southern Company               COM              842587107      570 22470.000SH       SOLE                                  22470.000
                                                                 8  300.000 SH       DEFINED 0001091923                      300.000
Stryker Corp.                  COM              863667101     6553 112275.000SH      SOLE                 1535.000        110740.000
                                                               220 3775.000 SH       DEFINED 0001091923                     3775.000
Texas Instruments Inc.         COM              882508104     1487 53094.009SH       SOLE                 1070.000         52024.009
                                                                36 1295.000 SH       DEFINED 0001091923                     1295.000
Tidewater, Inc.                COM              886423102     1901 56086.009SH       SOLE                 1170.000         54916.009
                                                                38 1110.000 SH       DEFINED 0001091923                     1110.000
United Technologies Corp.      COM              913017109     4188 64806.388SH       SOLE                 1245.000         63561.388
                                                               136 2100.000 SH       DEFINED 0001091923                     2100.000
Verizon Communications         COM              92343V104      848 17860.000SH       SOLE                                  17860.000
                                                               191 4023.000 SH       DEFINED 0001091923                     4023.000
Vishay Intertechnology         COM              928298108     1414 72505.000SH       SOLE                 2075.000         70430.000
                                                                 5  250.000 SH       DEFINED 0001091923                      250.000
Wachovia Corp New              COM              929903102       75 2396.000 SH       SOLE                                   2396.000
                                                               176 5616.000 SH       DEFINED 0001091923                     5616.000
Wal Mart Stores Inc.           COM              931142103     8347 145031.000SH      SOLE                 2535.000        142496.000
                                                               203 3535.000 SH       DEFINED 0001091923                     3535.000
Walgreen Company               COM              931422109      342 10175.000SH       SOLE                                  10175.000
                                                                67 2000.000 SH       DEFINED 0001091923                     2000.000